Maturity analysis of assets, liabilities and off-balance sheet commitments - Maturity analysis of assets, liabilities and off-balance sheet commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and balances at central banks	$ 403,018	$ 304,481	$ 154,099
Items in the course of collection from other banks	4,136	4,094	4,956
Hong Kong Government certificates of indebtedness	42,578	40,420
Trading assets	248,842	231,990
Financial assets designated or otherwise mandatorily measured at fair value	49,804	45,553
Derivatives	196,882	307,726
Loans and advances to banks and other financial institutions	83,136	81,616
Loans and advances to customers	1,045,814	1,037,987	1,036,743
– personal	475,234	456,078
– corporate and commercial	505,335	517,594
– financial	65,245	64,315
Reverse repurchase agreements – non-trading	241,648	230,628
Financial investments	446,274	490,693
Accrued income and other financial assets	93,816	105,563
Financial assets	2,855,948	2,880,751
Non-financial assets	101,991	103,413
Total assets	2,957,939	2,984,164	2,715,152
Off-balance sheet commitments received
Loan and other credit-related commitments	49,061	60,849
Financial liabilities
Hong Kong currency notes in circulation	42,578	40,420
Deposits by banks	101,152	82,080
Customer accounts	1,710,574	1,642,780	1,439,115
– personal	855,328	832,278
– corporate and commercial	659,163	624,171
– financial	196,083	186,331
Repurchase agreements – non-trading	126,670	111,901
Items in the course of transmission to other banks	5,214	4,343	4,817
Trading liabilities	84,904	75,266
Financial liabilities designated at fair value	145,502	157,439
Derivatives	191,064	303,001
Debt securities in issue	78,557	95,492
Accruals and other financial liabilities	117,055	120,341
Subordinated liabilities	20,487	21,951
Financial liabilities	2,623,757	2,655,014
Non-financial liabilities	127,405	124,155
Total liabilities	2,751,162	2,779,169
Off-balance sheet commitments given
Loan and other credit-related commitments	815,474	844,770
Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,590	2,913	$ 2,382
Financial assets designated or otherwise mandatorily measured at fair value	51,408	65,253
Derivatives	2,811	4,698
Loans and advances to banks and other financial institutions	25,108	10,443
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	51,408	65,253
Financial investments	26,194	17,485
Accrued income and other financial assets	1,173	1,445
Financial assets	109,284	102,237
Non-financial assets	163,888	160,936
Total assets	273,172	263,173
Financial liabilities
Amounts owed to HSBC undertakings	111	330
Financial liabilities designated at fair value	32,418	25,664
Derivatives	1,220	3,060
Debt securities in issue	67,483	64,029
Accruals and other financial liabilities	4,240	4,865
Subordinated liabilities	17,059	17,916
Financial liabilities	122,531	115,864
Non-financial liabilities	311	509
Total liabilities	122,842	116,373
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
– personal
Off-balance sheet commitments given
Loan and other credit-related commitments	240,395	236,551
– corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	457,265	472,218
– financial
Off-balance sheet commitments given
Loan and other credit-related commitments	117,814	136,001
Debt securities in issue
Financial liabilities
Financial liabilities	193,110	218,108
Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	26,818	19,624
Financial liabilities	94,301	83,653
– debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	3,778	4,157
Debt securities in issue	2,853	3,052
– debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	108,982	116,878
Debt securities in issue	70,518	84,256
– subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	10,100	10,844
– subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	5,600	6,040
– other
Financial liabilities
Financial liabilities designated at fair value	22,642	25,560
– debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	5,186	8,184
Due not more than 1 month
Financial assets
Cash and balances at central banks	403,018	304,481
Items in the course of collection from other banks	4,136	4,094
Hong Kong Government certificates of indebtedness	42,578	40,420
Trading assets	244,422	228,434
Financial assets designated or otherwise mandatorily measured at fair value	4,968	3,061
Derivatives	195,701	306,561
Loans and advances to banks and other financial institutions	55,572	51,652
Loans and advances to customers	160,583	172,306
– personal	50,573	51,711
– corporate and commercial	97,554	101,684
– financial	12,456	18,911
Reverse repurchase agreements – non-trading	155,997	157,234
Financial investments	47,084	47,270
Accrued income and other financial assets	79,077	93,118
Financial assets	1,393,136	1,408,631
Non-financial assets	0	0
Total assets	1,393,136	1,408,631
Off-balance sheet commitments received
Loan and other credit-related commitments	49,061	60,849
Financial liabilities
Hong Kong currency notes in circulation	42,578	40,420
Deposits by banks	63,660	60,973
Customer accounts	1,615,025	1,533,595
– personal	802,777	766,631
– corporate and commercial	623,459	588,887
– financial	188,789	178,077
Repurchase agreements – non-trading	117,625	102,633
Items in the course of transmission to other banks	5,214	4,343
Trading liabilities	79,789	70,799
Financial liabilities designated at fair value	18,080	18,434
Derivatives	190,233	300,902
Debt securities in issue	7,053	6,552
Accruals and other financial liabilities	91,749	96,821
Subordinated liabilities	0	619
Financial liabilities	2,231,006	2,236,091
Non-financial liabilities	0	0
Total liabilities	2,231,006	2,236,091
Off-balance sheet commitments given
Loan and other credit-related commitments	813,491	842,974
Due not more than 1 month | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	2,590	2,913
Derivatives	1,101	1,473
Loans and advances to banks and other financial institutions	120	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	8,377	3,701
Accrued income and other financial assets	129	1,015
Financial assets	12,317	9,102
Non-financial assets	0	0
Total assets	12,317	9,102
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	397	0
Derivatives	1,167	3,052
Debt securities in issue	1,051	0
Accruals and other financial liabilities	1,778	3,769
Subordinated liabilities	0	0
Financial liabilities	4,393	6,821
Non-financial liabilities	0	0
Total liabilities	4,393	6,821
Due not more than 1 month | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	239,207	235,606
Due not more than 1 month | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	456,498	471,410
Due not more than 1 month | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	117,786	135,958
Due not more than 1 month | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	397	0
Due not more than 1 month | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due not more than 1 month | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	9,916	10,762
Debt securities in issue	6,096	5,458
Due not more than 1 month | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due not more than 1 month | – other
Financial liabilities
Financial liabilities designated at fair value	8,164	7,672
Due not more than 1 month | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	957	1,094
Due over 1 month but not more than 3 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	2,403	1,778
Financial assets designated or otherwise mandatorily measured at fair value	89	240
Derivatives	164	15
Loans and advances to banks and other financial institutions	10,889	11,283
Loans and advances to customers	82,531	70,746
– personal	11,373	9,645
– corporate and commercial	64,511	55,009
– financial	6,647	6,092
Reverse repurchase agreements – non-trading	49,392	44,658
Financial investments	68,034	77,450
Accrued income and other financial assets	5,932	5,951
Financial assets	219,434	212,121
Non-financial assets	0	0
Total assets	219,434	212,121
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	2,695	1,396
Customer accounts	51,835	61,376
– personal	24,725	32,429
– corporate and commercial	22,980	22,856
– financial	4,130	6,091
Repurchase agreements – non-trading	4,613	3,979
Items in the course of transmission to other banks	0	0
Trading liabilities	3,810	3,377
Financial liabilities designated at fair value	9,437	7,333
Derivatives	46	264
Debt securities in issue	7,777	12,329
Accruals and other financial liabilities	10,317	9,794
Subordinated liabilities	1	0
Financial liabilities	90,531	99,848
Non-financial liabilities	0	0
Total liabilities	90,531	99,848
Off-balance sheet commitments given
Loan and other credit-related commitments	121	435
Due over 1 month but not more than 3 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	750	600
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	1,759	451
Financial investments	7,166	3,769
Accrued income and other financial assets	874	275
Financial assets	10,549	5,095
Non-financial assets	0	0
Total assets	10,549	5,095
Financial liabilities
Amounts owed to HSBC undertakings	111	330
Financial liabilities designated at fair value	2,484	984
Derivatives	0	0
Debt securities in issue	0	503
Accruals and other financial liabilities	730	689
Subordinated liabilities	0	0
Financial liabilities	3,325	2,506
Non-financial liabilities	0	0
Total liabilities	3,325	2,506
Due over 1 month but not more than 3 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	34	172
Due over 1 month but not more than 3 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	76	250
Due over 1 month but not more than 3 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	11	13
Due over 1 month but not more than 3 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	2,484	984
Due over 1 month but not more than 3 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,137	0
Debt securities in issue	0	0
Due over 1 month but not more than 3 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	5,967	4,470
Debt securities in issue	7,613	10,744
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 month but not more than 3 months | – other
Financial liabilities
Financial liabilities designated at fair value	2,333	2,863
Due over 1 month but not more than 3 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	164	1,585
Due over 3 months but not more than 6 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	440	458
Financial assets designated or otherwise mandatorily measured at fair value	585	466
Derivatives	85	12
Loans and advances to banks and other financial institutions	5,469	5,640
Loans and advances to customers	69,380	65,838
– personal	8,934	7,918
– corporate and commercial	52,548	51,755
– financial	7,898	6,165
Reverse repurchase agreements – non-trading	18,697	16,655
Financial investments	33,233	44,255
Accrued income and other financial assets	2,935	2,743
Financial assets	130,824	136,067
Non-financial assets	0	0
Total assets	130,824	136,067
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	2,419	714
Customer accounts	19,167	22,568
– personal	12,038	15,511
– corporate and commercial	5,654	5,963
– financial	1,475	1,094
Repurchase agreements – non-trading	1,716	2,165
Items in the course of transmission to other banks	0	0
Trading liabilities	346	400
Financial liabilities designated at fair value	4,514	6,973
Derivatives	11	198
Debt securities in issue	5,664	14,964
Accruals and other financial liabilities	5,630	3,886
Subordinated liabilities	11	237
Financial liabilities	39,478	52,105
Non-financial liabilities	0	0
Total liabilities	39,478	52,105
Off-balance sheet commitments given
Loan and other credit-related commitments	133	172
Due over 3 months but not more than 6 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	5
Loans and advances to banks and other financial institutions	341	120
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	250	0
Financial investments	3,014	2,924
Accrued income and other financial assets	108	100
Financial assets	3,713	3,149
Non-financial assets	0	0
Total assets	3,713	3,149
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	859
Derivatives	0	0
Debt securities in issue	0	1,621
Accruals and other financial liabilities	1,612	301
Subordinated liabilities	0	0
Financial liabilities	1,612	2,781
Non-financial liabilities	0	0
Total liabilities	1,612	2,781
Due over 3 months but not more than 6 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	34	27
Due over 3 months but not more than 6 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	91	138
Due over 3 months but not more than 6 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	8	7
Due over 3 months but not more than 6 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	859
Due over 3 months but not more than 6 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	28
Due over 3 months but not more than 6 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,823	5,522
Debt securities in issue	5,622	13,935
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 3 months but not more than 6 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,691	1,451
Due over 3 months but not more than 6 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	42	1,001
Due over 6 months but not more than 9 months
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	194	135
Financial assets designated or otherwise mandatorily measured at fair value	515	262
Derivatives	110	14
Loans and advances to banks and other financial institutions	1,078	3,068
Loans and advances to customers	42,459	44,392
– personal	8,022	7,270
– corporate and commercial	29,341	31,529
– financial	5,096	5,593
Reverse repurchase agreements – non-trading	9,386	5,113
Financial investments	20,638	14,523
Accrued income and other financial assets	536	475
Financial assets	74,916	67,982
Non-financial assets	0	0
Total assets	74,916	67,982
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	238	695
Customer accounts	8,007	9,375
– personal	5,961	6,276
– corporate and commercial	1,762	2,966
– financial	284	133
Repurchase agreements – non-trading	292	386
Items in the course of transmission to other banks	0	0
Trading liabilities	218	143
Financial liabilities designated at fair value	3,287	6,775
Derivatives	30	38
Debt securities in issue	6,880	9,764
Accruals and other financial liabilities	1,103	692
Subordinated liabilities	0	0
Financial liabilities	20,055	27,868
Non-financial liabilities	0	0
Total liabilities	20,055	27,868
Off-balance sheet commitments given
Loan and other credit-related commitments	228	243
Due over 6 months but not more than 9 months | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	0	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	1,019	0
Financial investments	1,346	799
Accrued income and other financial assets	58	33
Financial assets	2,423	832
Non-financial assets	0	0
Total assets	2,423	832
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	563
Accruals and other financial liabilities	68	57
Subordinated liabilities	0	0
Financial liabilities	68	620
Non-financial liabilities	0	0
Total liabilities	68	620
Due over 6 months but not more than 9 months | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	54	47
Due over 6 months but not more than 9 months | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	168	194
Due over 6 months but not more than 9 months | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	6	2
Due over 6 months but not more than 9 months | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	997	0
Due over 6 months but not more than 9 months | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	2,259	5,604
Debt securities in issue	5,852	8,764
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 6 months but not more than 9 months | – other
Financial liabilities
Financial liabilities designated at fair value	1,028	1,171
Due over 6 months but not more than 9 months | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	31	1,000
Due over 9 months but not more than 1 year
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	468	67
Financial assets designated or otherwise mandatorily measured at fair value	224	454
Derivatives	233	14
Loans and advances to banks and other financial institutions	1,512	2,284
Loans and advances to customers	42,651	38,606
– personal	7,766	7,033
– corporate and commercial	28,749	28,553
– financial	6,136	3,020
Reverse repurchase agreements – non-trading	3,661	1,324
Financial investments	21,779	24,112
Accrued income and other financial assets	537	458
Financial assets	71,065	67,319
Non-financial assets	0	0
Total assets	71,065	67,319
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	125	197
Customer accounts	9,710	8,418
– personal	5,255	5,825
– corporate and commercial	3,402	2,058
– financial	1,053	535
Repurchase agreements – non-trading	142	675
Items in the course of transmission to other banks	0	0
Trading liabilities	223	185
Financial liabilities designated at fair value	4,485	6,593
Derivatives	25	55
Debt securities in issue	1,703	3,878
Accruals and other financial liabilities	1,072	1,174
Subordinated liabilities	0	12
Financial liabilities	17,485	21,187
Non-financial liabilities	0	0
Total liabilities	17,485	21,187
Off-balance sheet commitments given
Loan and other credit-related commitments	254	296
Due over 9 months but not more than 1 year | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	0	0
Loans and advances to banks and other financial institutions	3,017	0
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	0	0
Financial investments	3,026	3,528
Accrued income and other financial assets	4	22
Financial assets	6,047	3,550
Non-financial assets	0	0
Total assets	6,047	3,550
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	0	0
Derivatives	0	0
Debt securities in issue	0	0
Accruals and other financial liabilities	12	12
Subordinated liabilities	0	0
Financial liabilities	12	12
Non-financial liabilities	0	0
Total liabilities	12	12
Due over 9 months but not more than 1 year | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	108	115
Due over 9 months but not more than 1 year | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	143	178
Due over 9 months but not more than 1 year | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	3	3
Due over 9 months but not more than 1 year | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	750
Due over 9 months but not more than 1 year | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	3,462	5,530
Debt securities in issue	1,510	3,128
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 9 months but not more than 1 year | – other
Financial liabilities
Financial liabilities designated at fair value	1,023	1,063
Due over 9 months but not more than 1 year | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	193	0
Due over 1 year but not more than 2 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	621	644
Financial assets designated or otherwise mandatorily measured at fair value	855	1,424
Derivatives	91	441
Loans and advances to banks and other financial institutions	5,321	4,059
Loans and advances to customers	107,393	112,440
– personal	25,271	26,318
– corporate and commercial	72,441	76,225
– financial	9,681	9,897
Reverse repurchase agreements – non-trading	2,672	3,058
Financial investments	49,903	48,741
Accrued income and other financial assets	265	267
Financial assets	167,121	171,074
Non-financial assets	0	0
Total assets	167,121	171,074
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	14,653	718
Customer accounts	3,143	4,467
– personal	2,304	3,591
– corporate and commercial	706	627
– financial	133	249
Repurchase agreements – non-trading	975	16
Items in the course of transmission to other banks	0	0
Trading liabilities	445	289
Financial liabilities designated at fair value	17,422	14,182
Derivatives	100	237
Debt securities in issue	9,045	9,215
Accruals and other financial liabilities	1,948	1,742
Subordinated liabilities	417	12
Financial liabilities	48,148	30,878
Non-financial liabilities	0	0
Total liabilities	48,148	30,878
Off-balance sheet commitments given
Loan and other credit-related commitments	78	180
Due over 1 year but not more than 2 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	23	9
Loans and advances to banks and other financial institutions	5,608	312
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	5,987	4,320
Financial investments	3,265	2,764
Accrued income and other financial assets	0	0
Financial assets	14,883	7,405
Non-financial assets	0	0
Total assets	14,883	7,405
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	1,364	3,088
Derivatives	5	0
Debt securities in issue	8,525	2,186
Accruals and other financial liabilities	0	0
Subordinated liabilities	0	0
Financial liabilities	9,894	5,274
Non-financial liabilities	0	0
Total liabilities	9,894	5,274
Due over 1 year but not more than 2 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	32	125
Due over 1 year but not more than 2 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	46	37
Due over 1 year but not more than 2 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	18
Due over 1 year but not more than 2 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	1,364	3,088
Due over 1 year but not more than 2 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,481	1,239
Debt securities in issue	996	1,275
Due over 1 year but not more than 2 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	14,758	10,455
Debt securities in issue	7,153	7,666
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	0	0
Due over 1 year but not more than 2 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,183	2,488
Due over 1 year but not more than 2 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	896	274
Due over 2 years but not more than 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	294	474
Financial assets designated or otherwise mandatorily measured at fair value	1,852	1,992
Derivatives	310	424
Loans and advances to banks and other financial institutions	3,134	3,359
Loans and advances to customers	220,746	206,448
– personal	78,373	70,447
– corporate and commercial	127,527	125,393
– financial	14,846	10,608
Reverse repurchase agreements – non-trading	1,843	2,586
Financial investments	80,367	100,007
Accrued income and other financial assets	812	444
Financial assets	309,358	315,734
Non-financial assets	0	0
Total assets	309,358	315,734
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	16,734	16,757
Customer accounts	3,585	2,859
– personal	2,242	1,976
– corporate and commercial	1,167	777
– financial	176	106
Repurchase agreements – non-trading	377	1,035
Items in the course of transmission to other banks	0	0
Trading liabilities	73	72
Financial liabilities designated at fair value	42,116	40,510
Derivatives	288	726
Debt securities in issue	20,254	16,618
Accruals and other financial liabilities	2,407	3,179
Subordinated liabilities	2,055	2,658
Financial liabilities	87,889	84,414
Non-financial liabilities	0	0
Total liabilities	87,889	84,414
Off-balance sheet commitments given
Loan and other credit-related commitments	931	299
Due over 2 years but not more than 5 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	585	1,131
Loans and advances to banks and other financial institutions	13,333	6,027
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	19,455	23,203
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	33,373	30,361
Non-financial assets	0	0
Total assets	33,373	30,361
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	11,276	3,810
Derivatives	1	0
Debt securities in issue	29,889	24,489
Accruals and other financial liabilities	0	1
Subordinated liabilities	3,809	4,067
Financial liabilities	44,975	32,367
Non-financial liabilities	0	0
Total liabilities	44,975	32,367
Due over 2 years but not more than 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	688	288
Due over 2 years but not more than 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	243	11
Due over 2 years but not more than 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 2 years but not more than 5 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	8,020	2,108
Due over 2 years but not more than 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	1,160	2,918
Debt securities in issue	860	999
Due over 2 years but not more than 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	34,515	31,710
Debt securities in issue	17,698	13,979
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	5,371	3,912
Due over 2 years but not more than 5 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	3,256	1,702
Due over 2 years but not more than 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	1,070	1,970
Due over 2 years but not more than 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	1,696	1,640
Due over 5 years
Financial assets
Cash and balances at central banks	0	0
Items in the course of collection from other banks	0	0
Hong Kong Government certificates of indebtedness	0	0
Trading assets	0	0
Financial assets designated or otherwise mandatorily measured at fair value	40,716	37,654
Derivatives	188	245
Loans and advances to banks and other financial institutions	161	271
Loans and advances to customers	320,071	327,211
– personal	284,922	275,736
– corporate and commercial	32,664	47,446
– financial	2,485	4,029
Reverse repurchase agreements – non-trading	0	0
Financial investments	125,236	134,335
Accrued income and other financial assets	3,722	2,107
Financial assets	490,094	501,823
Non-financial assets	101,991	103,413
Total assets	592,085	605,236
Off-balance sheet commitments received
Loan and other credit-related commitments	0	0
Financial liabilities
Hong Kong currency notes in circulation	0	0
Deposits by banks	628	630
Customer accounts	102	122
– personal	26	39
– corporate and commercial	33	37
– financial	43	46
Repurchase agreements – non-trading	930	1,012
Items in the course of transmission to other banks	0	0
Trading liabilities	0	1
Financial liabilities designated at fair value	46,161	56,639
Derivatives	331	581
Debt securities in issue	20,181	22,172
Accruals and other financial liabilities	2,829	3,053
Subordinated liabilities	18,003	18,413
Financial liabilities	89,165	102,623
Non-financial liabilities	127,405	124,155
Total liabilities	216,570	226,778
Off-balance sheet commitments given
Loan and other credit-related commitments	238	171
Due over 5 years | Issued by HSBC Holdings
Financial assets
– balances with HSBC undertakings	0	0
Derivatives	1,102	2,080
Loans and advances to banks and other financial institutions	1,939	3,384
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	22,938	37,279
Financial investments	0	0
Accrued income and other financial assets	0	0
Financial assets	25,979	42,743
Non-financial assets	163,888	160,936
Total assets	189,867	203,679
Financial liabilities
Amounts owed to HSBC undertakings	0	0
Financial liabilities designated at fair value	16,897	16,923
Derivatives	47	8
Debt securities in issue	28,018	34,667
Accruals and other financial liabilities	40	36
Subordinated liabilities	13,250	13,849
Financial liabilities	58,252	65,483
Non-financial liabilities	311	509
Total liabilities	58,563	65,992
Due over 5 years | – personal
Off-balance sheet commitments given
Loan and other credit-related commitments	238	171
Due over 5 years | – corporate and commercial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | – financial
Off-balance sheet commitments given
Loan and other credit-related commitments	0	0
Due over 5 years | Debt securities in issue | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	14,553	12,585
Due over 5 years | – debt securities in issue: covered bonds
Financial liabilities
Financial liabilities designated at fair value	0	0
Debt securities in issue	0	0
Due over 5 years | – debt securities in issue: unsecured
Financial liabilities
Financial liabilities designated at fair value	35,282	42,825
Debt securities in issue	18,974	20,582
Due over 5 years | – subordinated liabilities and preferred securities
Financial liabilities
Financial liabilities designated at fair value	4,729	6,932
Due over 5 years | – subordinated liabilities and preferred securities | Issued by HSBC Holdings
Financial liabilities
Financial liabilities designated at fair value	2,344	4,338
Due over 5 years | – other
Financial liabilities
Financial liabilities designated at fair value	6,150	6,882
Due over 5 years | – debt securities in issue: otherwise secured
Financial liabilities
Debt securities in issue	$ 1,207	$ 1,590